DERIVATIVES AND HEDGING ACTIVITIES - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
DERIVATIVES AND HEDGING ACTIVITIES
Net unrealized after-tax loss	$ 14.8	$ 17.8
Net unrealized after-tax derivative loss to be reclassified into earnings within the next twelve months	3.0
Net unrealized after-tax derivative loss reclassified from AOCI	$ 13.1